Acquisitions and Investments - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	Jan. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Asset Acquisition [Line Items]
Cash consideration paid		$ 3,500
Purchase of equity method investment		$ 15,250	$ 0
Broad Arrow Group Inc
Asset Acquisition [Line Items]
Purchase of equity method investment	$ 15,300
Equity method investment, ownership percentage	40.00%